Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EDWARD JONES MONEY MARKET FUND
(THE “FUND”)
Supplement dated November 2, 2022
to the
Summary Prospectus and Prospectus,
each dated June 28, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
On November 2, 2022 (the “Effective Date”), the Board of Trustees of the Fund approved certain matters relating to the transfer by Passport Research, Ltd. (“Passport”) of its investment management and administration responsibilities with respect to the Fund to Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Passport, effective as of the Effective Date.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented as follows:
1.	In the “Fees and Expenses of the Fund” section of the Summary Prospectus and Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:
Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement, and any payment made by Passport Research, Ltd. (the “Predecessor Adviser”) in connection with a prior expense limitation agreement entered into between the Predecessor Adviser and the Fund (the “Predecessor Expense Limitation Agreement”), is subject to recoupment by the Adviser in the thirty-six (36) month period following the payment, if (i) requested by the Adviser and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Board of Trustees of the Fund (the “Board”) during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless Olive Street provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.

EDWARD JONES MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EDWARD JONES MONEY MARKET FUND
(THE “FUND”)
Supplement dated November 2, 2022
to the
Summary Prospectus and Prospectus,
each dated June 28, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
On November 2, 2022 (the “Effective Date”), the Board of Trustees of the Fund approved certain matters relating to the transfer by Passport Research, Ltd. (“Passport”) of its investment management and administration responsibilities with respect to the Fund to Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Passport, effective as of the Effective Date.
Accordingly, the Summary Prospectus and Prospectus are hereby supplemented as follows:
1.	In the “Fees and Expenses of the Fund” section of the Summary Prospectus and Prospectus, the footnote to the “Annual Fund Operating Expenses” table is hereby deleted and replaced with the following:
Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement, and any payment made by Passport Research, Ltd. (the “Predecessor Adviser”) in connection with a prior expense limitation agreement entered into between the Predecessor Adviser and the Fund (the “Predecessor Expense Limitation Agreement”), is subject to recoupment by the Adviser in the thirty-six (36) month period following the payment, if (i) requested by the Adviser and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Board of Trustees of the Fund (the “Board”) during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless Olive Street provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.